FINANCIAL RISK MANAGEMENT - Quantitative Data About Entity's Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	$ 0.5	$ 0.2
Effect on other comprehensive income, before tax	0.1	0.6
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	1.4	1.3
Effect on other comprehensive income, before tax	0.0	0.0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	9.6	1.3
Effect on other comprehensive income, before tax	0.0	0.1
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	0.5	1.6
Effect on other comprehensive income, before tax	$ 0.6	$ 1.3